SCUDDER, STEVENS & CLARK, INC.

                                                                    June 6, 1997


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Scudder International Growth and Income Fund ("The Fund"), a series of Scudder International Fund, Inc. ("The Corporation") File No.: 2-14400
         File No.:  811-642


Dear Sir or Madame:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 55 (the "Amendment") to the Corporation's Registration Statement on Form N-1A. This Amendment was filed electronically on June 4, 1997.

     Please call the undersigned at (617) 295-2557 with any questions you may have.


                                                      Sincerely,
                                                      /s/Thomas F. McDonough
                                                      Thomas F. McDonough
                                                      Vice President & Secretary


SS